Supplement to

THE CALVERT FUND

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Long-Term Income Fund

Calvert Ultra-Short Income Fund

Calvert Government Fund

Calvert High Yield Bond Fund

Statement of Additional Information dated January 31, 2012

Date of Supplement: August 10, 2012

Calvert Ultra-Short Income Fund and Calvert Government Fund have each added Vishal Khanduja to the portfolio management team.  The statement of additional information is therefore revised as follows:

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Ultra-Short Income Fund” on page 43, below the chart provided for Mauricio Agudelo, add the following:

Calvert:

Vishal Khanduja, CFA

Accounts Managed other than Calvert Ultra-Short Income Fund as of July 31, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	0	0
Total Assets in Other Accounts Managed	$42,961,537	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Government Fund” on page 44, below the chart provided for Michael Abramo, add the following:

Calvert:

Vishal Khanduja, CFA

Accounts Managed other than Calvert Government Fund as of July 31, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	0	0
Total Assets in Other Accounts Managed	$403,006,857	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds” on page 45, delete the heading listing the portfolio managers and replace it with the following:

Michael Abramo, Matthew Duch, Mauricio Agudelo and Vishal Khanduja, CFA

In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds” on page 46, add the following information (column headings are included here for ease of reference):

Portfolio

	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert Ultra-Short Income Fund	Calvert	Vishal Khanduja, CFA	None (as of July 31, 2012)
Calvert Government Fund	Calvert	Vishal Khanduja, CFA	None (as of July 31, 2012)

2